First Trust SMID Cap Rising Dividend Achievers ETF Investment Strategy - First Trust SMID Cap Rising Dividend Achievers ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index was developed and is owned, calculated and maintained by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to measure the performance of a selection of securities that have increased their dividend value over the previous three year and five year annual periods. The Index is comprised of four Sub-Portfolios. The Index’s security eligibility criteria are evaluated within each Sub-Portfolio to determine which securities qualify for Index inclusion. According to the Index Provider, to be eligible for inclusion in the Index, a security must be included in the Nasdaq US Mid CapTM Index or the Nasdaq US Small CapTM Index, not be classified as a Mortgage Real Estate Investment Trust or Real Estate Investment Trust at the sector level according to the Industry Classification Benchmark (“ICB”), and meet the size and liquidity requirements of the Index in addition to the following criteria: ●have paid a dividend in the trailing twelve-month period greater than the dividend paid in the trailing twelve-month period three and five years prior; ●have a positive earnings per share in the trailing twelve-month period greater than the earnings per share in the trailing twelve-month period three years prior; ●have a cash-to-debt ratio greater than 25%; and ●have a trailing twelve-month period payout ratio (trailing twelve-month dividends per share divided by trailing twelve-month earnings per share) no greater than 65%. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Each Sub-Portfolio is reconstituted annually during its designated Index reconstitution quarter. If a company has a combined weight of 1.2% or more from the Sub-Portfolios not undergoing an Index reconstitution, and the free float market capitalization of the company is below the median free float market capitalization of all companies in the Index, the company will be ineligible for inclusion in the reconstituting Sub-Portfolio. During each Sub-Portfolio’s reconstitution, the securities that meet the eligibility thresholds are ranked by five year dollar dividend increase in descending order, current dividend yield in descending order and payout ratio in ascending order. The resulting ranks are aggregated into a single combined rank with up to 125 securities with the lowest (most favorable) combined ranks selected for inclusion in the Index. In the event of a tie, the security with the higher dividend yield is given priority. If an ICB industry is represented by more than 37 securities, the industry’s highest-ranked component is removed from the selection of up to 125 securities and is replaced with the next-ranked eligible security not from that industry. If the Nasdaq US Mid CapTM Index or the Nasdaq US Small CapTM Index is represented by more than 93 securities, the highest-ranked component is removed from the selection of up to 125 securities and is replaced with the next-ranked eligible security from the other index. The selected securities for the reconstituting Sub-Portfolio are equally weighted and then combined with the Sub Portfolios not undergoing a reconstitution to form the Index. Additionally, the Index is rebalanced annually in March so that each of the four Sub-Portfolios is equally weighted among each other, each representing 25% of the total Index weight. If an Index security is present in multiple Sub-Portfolios, its combined weight across these Sub-Portfolios is used in the Index. Each Sub-Portfolio is reconstituted and rebalanced annually, resulting in at least a part of the Index being reconstituted and rebalanced each quarter and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 176 securities with market capitalizations ranging from $1.38 billion to $48.83 billion. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. During each quarterly rebalance, securities that no longer meet the size and liquidity requirements of the Index will be removed from the Index. As of December 31, 2025, the Fund had significant investments in financial companies and industrial companies, although this may change from time to time. The Fund’s investment will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of December 31, 2025, the Fund had significant investments in financial companies and industrial companies, although this may change from time to time.